Cover	Jun. 26, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 26, 2023
Entity File Number	1-7945
Entity Registrant Name	DELUXE CORPORATION
Entity Central Index Key	0000027996
Entity Tax Identification Number	41-0216800
Entity Incorporation, State or Country Code	MN
Entity Address, Address Line One	801 S. Marquette Ave.,
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55402-2807
City Area Code	651
Local Phone Number	483-7111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $1.00 per share
Trading Symbol	DLX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false